Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Cash and Cash Equivalents
Cash and cash equivalents at the end of the reporting period as shown in the interim condensed consolidated statements of financial position and cash flows is comprised of the following:

	June 30, 2020		December 31, 2019
Cash and bank balances	Ps.	12,097	Ps.	4,641
Cash equivalents		29,376		15,850

	Ps.	41,473	Ps.	20,491